Employee Benefit Plans - Additional Details (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's contributions to employee saving plan	$ 97	$ 119	$ 108
Discretionary company's contribition to employee saving plan	14	15	15
Compensation expense	5,021	4,712	4,252
Options
Exercised, shares	(153,556)	(29,251)	(130,578)	(130,577)
Expected term simplified method	The simplified method used includes taking the average of the weighted average time to vesting and the contractual term of the option award. The service conditions option awards vest over three years at 33.3%, 33.3% and 33.4% respectively, resulting in a weighted average time to vest of approximately 2 years. The contractual term of the award is 7 years. Utilizing the simplified approach formula, the derived expected term estimate for the Company's service conditions option award is 4.5 years.
Fair value of stock granted	$ 2.11	$ 0.52	$ 1.43
Estimated compensation cost relating to non-vested service conditions restricted stock and restricted stock units awards not yet recognized	1,005
Estimated compensation cost relating to non-vested service conditions stock option not yet recognized	303
Restricted stock
Fair value of stock granted	$ 8.63	$ 3.44	$ 3.81
Expected dividend assumption	$ 0.06	$ 0.06	$ 0.06
Estimated compensation cost relating to non-vested service conditions restricted stock and restricted stock units awards not yet recognized	4,436
Estimated compensation cost relating to non-vested service conditions stock option not yet recognized	$ 3,462
Restricted stock unit awards
Fair value of stock granted	$ 8.63	$ 3.44	$ 3.81
Service Conditions
Expected volatility	42.62%	43.87%	68.14%
Risk free rate	1.28%	0.68%	0.80%
Non vested stock option remaining contractual term	2 years 3 months
Years to maturity	4 years 6 months
Performance Conditions
Expected volatility	41.48%
Risk free rate	0.13%
Years to maturity	1 year